UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS, L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Jerrold N. Fine              Westport, CT             02/16/10
       ------------------------   ------------------------------  ----------
            [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         1
                                               -------------

Form 13F Information Table Entry Total:                   30
                                               -------------

Form 13F Information Table Value Total:             $201,517
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number        Name


1.       28-12871                    CHARTER OAK MANAGEMENT GP LLC,
                                     GENERAL PARTNER

                                                      Form 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
----------------------------  --------------   -----------  --------  -------   ---  ----- ----------- -------- ------- ------  ----
                                                             VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
----------------------------  --------------   -----------  --------  -------   ---  ----- ----------- -------- ------- ------  ----

AMERICAN AXLE & MFG HLDGS IN    COM             024061103     2,920    364,064  SH            SOLE        1     364,064   0      0
AMERICAN WTR WKS CO INC NEW     COM             030420103    10,757    480,022  SH            SOLE        1     480,022   0      0
ANADARKO PETE CORP              COM             032511107     7,598    121,730  SH            SOLE        1     121,730   0      0
AQUA AMERICA INC                COM             03836W103     5,808    331,703  SH            SOLE        1     331,703   0      0
CEPHALON INC                    COM             156708109    15,771    252,666  SH            SOLE        1     252,666   0      0
DYNEGY INC DEL                  CL A            26817G102       762    421,031  SH            SOLE        1     421,031   0      0
EOG RES INC                     COM             26875P101     9,840    101,129  SH            SOLE        1     101,129   0      0
EVEREST RE GROUP LTD            COM             G3223R108    16,557    193,246  SH            SOLE        1     193,246   0      0
FEDEX CORP                      COM             31428X106     3,182     38,129  SH            SOLE        1      38,129   0      0
GRANITE CONSTR INC              COM             387328107     8,511    252,845  SH            SOLE        1     252,845   0      0
HUMAN GENOME SCIENCES INC       COM             444903108    21,585    705,868  SH            SOLE        1     705,868   0      0
ITC HLDGS CORP                  COM             465685105     1,008     19,348  SH            SOLE        1      19,348   0      0
JPMORGAN CHASE & CO             COM             46625H100     6,314    151,531  SH            SOLE        1     151,531   0      0
KAR AUCTION SVCS INC            COM             48238T109     3,138    227,539  SH            SOLE        1     227,539   0      0
KROGER CO                       COM             501044101     6,229    303,386  SH            SOLE        1     303,386   0      0
LINN ENERGY LLC                 UNIT LTD LIAB   536020100     1,474     52,865  SH            SOLE        1      52,865   0      0
LOWES COS INC                   COM             548661107     1,465     62,613  SH            SOLE        1      62,613   0      0
MCDONALDS CORP                  COM             580135101     8,840    141,578  SH            SOLE        1     141,578   0      0
MYLAN INC                       COM             628530107    10,447    566,865  SH            SOLE        1     566,865   0      0
O REILLY AUTOMOTIVE INC         COM             686091109     1,129     29,630  SH            SOLE        1      29,630   0      0
OCCIDENTAL PETE CORP DEL        COM             674599105     9,861    121,223  SH            SOLE        1     121,223   0      0
PFIZER INC                      COM             717081103     9,197    505,585  SH            SOLE        1     505,585   0      0
PREMIER EXIBITIONS INC          COM             74051E102       782    539,503  SH            SOLE        1     539,503   0      0
RADNET INC                      COM             750491102       487    238,802  SH            SOLE        1     238,802   0      0
SOUTH JERSEY INDS INC           COM             838518108     1,035     27,098  SH            SOLE        1      27,098   0      0
TD AMERITRADE HLDG CORP         COM             87236Y108     7,120    367,397  SH            SOLE        1     367,397   0      0
TEVA PHARMACEUTICAL INDS LTD    ADR             881624209     5,681    101,129  SH            SOLE        1     101,129   0      0
VALIDUS HOLDINGS LTD            COM SHS         G9319H102     7,568    280,912  SH            SOLE        1     280,912   0      0
WAL MART STORES INC             COM             931142103    12,644    236,557  SH            SOLE        1     236,557   0      0
WESTERN GAS PARTNERS LP         COM UNIT LP IN  958254104     3,807    195,327  SH            SOLE        1     195,327   0      0
